FRANKLIN MULTI-ASSET GROWTH FUND

Schedules of investments (unaudited)	October 31, 2022

(Percentages shown based on Fund net assets)

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.1%
DOMESTIC EQUITY - 61.2%
Franklin Custodian Funds - Franklin Growth Fund, Class R6 Shares		421,025	$47,929,488
Franklin Templeton ETF Trust - BrandywineGLOBAL - Dynamic US Large Cap Value ETF Shares		2,407,820	30,586,050	(b)
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		2,342,066	46,349,482
ClearBridge Small Cap Fund, Class IS Shares		148,341	9,041,388
Franklin U.S. Small Cap Equity Fund, Class IS Shares		1,691,946	19,677,328
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		3,646,073	105,298,600
ClearBridge Large Cap Growth Fund, Class IS Shares		1,049,772	53,548,868
ClearBridge Small Cap Growth Fund, Class IS Shares		240,247	9,187,055
Franklin U.S. Large Cap Equity Fund, Class IS Shares		5,996,003	102,171,899

TOTAL DOMESTIC EQUITY			423,790,158

FOREIGN EQUITY - 24.8%
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		513,290	25,926,285
Franklin Global Market Neutral Fund, Class IS Shares		521,914	5,553,168	*
Franklin International Equity Fund, Class IS Shares		3,103,818	43,236,179
Martin Currie Emerging Markets Fund, Class IS Shares		3,175,312	33,182,006
Legg Mason Partners Investment Trust - Franklin Global Dividend Fund, Class IS Shares		4,935,726	64,213,796

TOTAL FOREIGN EQUITY			172,111,434

DOMESTIC FIXED INCOME - 6.7%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,979,551	30,510,606
Western Asset Core Plus Bond Fund, Class IS Shares		1,247,636	11,253,681
Western Asset High Yield Fund, Class IS Shares		677,009	4,515,653

TOTAL DOMESTIC FIXED INCOME			46,279,940

HYBRID - 5.7%
Legg Mason Global Asset Management Trust - Franklin Strategic Real Return Fund, Class IS Shares		3,964,507	39,446,850

FOREIGN FIXED INCOME - 0.7%
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares		464,054	5,183,478

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $621,310,155)			686,811,860

	RATE
SHORT-TERM INVESTMENTS - 1.0%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $6,672,238)	3.074%	6,672,238	6,672,238	(c)

TOTAL INVESTMENTS - 100.1% (Cost - $627,982,393)			693,484,098
Liabilities in Excess of Other Assets - (0.1)%			(749,642)

TOTAL NET ASSETS - 100.0%			$692,734,456

See Notes to Schedules of Investments.

Franklin Multi-Asset Allocation Funds 2022 Quarterly Report	1

FRANKLIN MULTI-ASSET GROWTH FUND

Schedules of investments (unaudited) (cont’d)	October 31, 2022

*	Non-income producing security.

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).

(b)	Prior to October 31, 2022, known as BrandywineGLOBAL — Dynamic US Large Cap Value Fund.

(c)	Rate shown is one-day yield as of the end of the reporting period.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

2	Franklin Multi-Asset Allocation Funds 2022 Quarterly Report

FRANKLIN MULTI-ASSET MODERATE GROWTH FUND

Schedules of investments (unaudited)	October 31, 2022

(Percentages shown based on Fund net assets)

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 98.9%
DOMESTIC EQUITY - 54.2%
Franklin Custodian Funds - Franklin Growth Fund, Class R6 Shares		229,459	$26,121,636
Franklin Templeton ETF Trust - BrandywineGLOBAL - Dynamic US Large Cap Value ETF Shares		1,340,384	17,026,633	(b)
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		1,280,712	25,345,284
ClearBridge Small Cap Fund, Class IS Shares		84,272	5,136,352
Franklin U.S. Small Cap Equity Fund, Class IS Shares		928,441	10,797,771
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		1,959,179	56,581,093
ClearBridge Large Cap Growth Fund, Class IS Shares		573,218	29,239,854
ClearBridge Small Cap Growth Fund, Class IS Shares		136,451	5,217,890
Franklin U.S. Large Cap Equity Fund, Class IS Shares		3,263,921	55,617,214

TOTAL DOMESTIC EQUITY			231,083,727

FOREIGN EQUITY - 22.6%
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		272,959	13,787,158
Franklin Global Market Neutral Fund, Class IS Shares		641,804	6,828,798	*
Franklin International Equity Fund, Class IS Shares		1,607,304	22,389,745
Martin Currie Emerging Markets Fund, Class IS Shares		1,738,429	18,166,582
Legg Mason Partners Investment Trust - Franklin Global Dividend Fund, Class IS Shares		2,702,106	35,154,400

TOTAL FOREIGN EQUITY			96,326,683

DOMESTIC FIXED INCOME - 12.7%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		3,231,059	33,086,043
Western Asset Core Plus Bond Fund, Class IS Shares		1,910,694	17,234,456
Western Asset High Yield Fund, Class IS Shares		562,030	3,748,739

TOTAL DOMESTIC FIXED INCOME			54,069,238

HYBRID - 5.7%
Legg Mason Global Asset Management Trust - Franklin Strategic Real Return Fund, Class IS Shares		2,440,175	24,279,736

FOREIGN FIXED INCOME - 3.7%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares		1,058,569	9,135,452
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares		571,912	6,388,253

TOTAL FOREIGN FIXED INCOME			15,523,705

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $393,164,469)			421,283,089

	RATE
SHORT-TERM INVESTMENTS - 1.2%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $5,169,446)	3.074%	5,169,446	5,169,446	(c)

TOTAL INVESTMENTS - 100.1% (Cost - $398,333,915)			426,452,535
Liabilities in Excess of Other Assets - (0.1)%			(284,472)

TOTAL NET ASSETS - 100.0%			$426,168,063

See Notes to Schedules of Investments.

Franklin Multi-Asset Allocation Funds 2022 Quarterly Report	3

FRANKLIN MULTI-ASSET MODERATE GROWTH FUND

Schedules of investments (unaudited) (cont’d)	October 31, 2022

*	Non-income producing security.

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).

(b)	Prior to October 31, 2022, known as BrandywineGLOBAL — Dynamic US Large Cap Value Fund.

(c)	Rate shown is one-day yield as of the end of the reporting period.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

4	Franklin Multi-Asset Allocation Funds 2022 Quarterly Report

FRANKLIN MULTI-ASSET CONSERVATIVE GROWTH FUND

Schedules of investments (unaudited)	October 31, 2022

(Percentages shown based on Fund net assets)

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.6%
DOMESTIC EQUITY - 40.6%
Franklin Custodian Funds - Franklin Growth Fund, Class R6 Shares		110,726	$12,605,092
Franklin Templeton ETF Trust - BrandywineGLOBAL - Dynamic US Large Cap Value ETF Shares		617,329	7,841,810	(b)
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		605,046	11,973,860
ClearBridge Small Cap Fund, Class IS Shares		38,706	2,359,110
Franklin U.S. Small Cap Equity Fund, Class IS Shares		440,578	5,123,922
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		913,779	26,389,924
ClearBridge Large Cap Growth Fund, Class IS Shares		272,366	13,893,369
ClearBridge Small Cap Growth Fund, Class IS Shares		62,714	2,398,179
Franklin U.S. Large Cap Equity Fund, Class IS Shares		1,525,488	25,994,318

TOTAL DOMESTIC EQUITY			108,579,584

DOMESTIC FIXED INCOME - 24.5%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		3,950,040	40,448,409
Western Asset Core Plus Bond Fund, Class IS Shares		2,296,423	20,713,736
Western Asset High Yield Fund, Class IS Shares		636,947	4,248,439

TOTAL DOMESTIC FIXED INCOME			65,410,584

FOREIGN EQUITY - 18.4%
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		118,431	5,981,955
Franklin Global Market Neutral Fund, Class IS Shares		818,376	8,707,517	*
Franklin International Equity Fund, Class IS Shares		642,006	8,943,140
Martin Currie Emerging Markets Fund, Class IS Shares		832,861	8,703,394
Legg Mason Partners Investment Trust - Franklin Global Dividend Fund, Class IS Shares		1,294,332	16,839,257

TOTAL FOREIGN EQUITY			49,175,263

FOREIGN FIXED INCOME - 10.3%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares		2,239,780	19,329,304
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares		730,100	8,155,221

TOTAL FOREIGN FIXED INCOME			27,484,525

HYBRID - 5.8%
Legg Mason Global Asset Management Trust - Franklin Strategic Real Return Fund, Class IS Shares		1,564,692	15,568,688

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $256,898,622)			266,218,644

	RATE
SHORT-TERM INVESTMENTS - 0.5%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $1,301,648)	3.074%	1,301,648	1,301,648	(c)

TOTAL INVESTMENTS - 100.1% (Cost - $258,200,270)			267,520,292
Liabilities in Excess of Other Assets - (0.1)%			(235,884)

TOTAL NET ASSETS - 100.0%			$267,284,408

See Notes to Schedules of Investments.

Franklin Multi-Asset Allocation Funds 2022 Quarterly Report	5

FRANKLIN MULTI-ASSET CONSERVATIVE GROWTH FUND

Schedules of investments (unaudited) (cont’d)	October 31, 2022

*	Non-income producing security.

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).

(b)	Prior to October 31, 2022, known as BrandywineGLOBAL — Dynamic US Large Cap Value Fund.

(c)	Rate shown is one-day yield as of the end of the reporting period.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

6	Franklin Multi-Asset Allocation Funds 2022 Quarterly Report

FRANKLIN MULTI-ASSET DEFENSIVE GROWTH FUND

Schedules of investments (unaudited)	October 31, 2022

(Percentages shown based on Fund net assets)

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.8%
DOMESTIC FIXED INCOME - 36.5%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,365,977	$24,227,604
Western Asset Core Plus Bond Fund, Class IS Shares		1,368,349	12,342,504
Western Asset High Yield Fund, Class IS Shares		371,856	2,480,281

TOTAL DOMESTIC FIXED INCOME			39,050,389

DOMESTIC EQUITY - 26.4%
Franklin Custodian Funds - Franklin Growth Fund, Class R6 Shares		28,980	3,299,024
Franklin Templeton ETF Trust - BrandywineGLOBAL - Dynamic US Large Cap Value ETF Shares		163,638	2,078,662	(b)
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		158,960	3,145,826
ClearBridge Small Cap Fund, Class IS Shares		10,436	636,055
Franklin U.S. Small Cap Equity Fund, Class IS Shares		117,874	1,370,877
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		230,621	6,660,331
ClearBridge Large Cap Growth Fund, Class IS Shares		74,602	3,805,443
ClearBridge Small Cap Growth Fund, Class IS Shares		14,612	558,766
Franklin U.S. Large Cap Equity Fund, Class IS Shares		389,600	6,638,787

TOTAL DOMESTIC EQUITY			28,193,771

FOREIGN FIXED INCOME - 17.0%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares		1,530,348	13,206,908
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares		444,433	4,964,311

TOTAL FOREIGN FIXED INCOME			18,171,219

FOREIGN EQUITY - 14.0%
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		24,241	1,224,401
Franklin Global Market Neutral Fund, Class IS Shares		496,539	5,283,171	*
Franklin International Equity Fund, Class IS Shares		109,141	1,520,333
Martin Currie Emerging Markets Fund, Class IS Shares		225,187	2,353,211
Legg Mason Partners Investment Trust - Franklin Global Dividend Fund, Class IS Shares		350,017	4,553,723

TOTAL FOREIGN EQUITY			14,934,839

HYBRID - 5.9%
Legg Mason Global Asset Management Trust - Franklin Strategic Real Return Fund, Class IS Shares		635,249	6,320,731

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $107,377,205)			106,670,949

	RATE
SHORT-TERM INVESTMENTS - 0.5%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $504,689)	3.074%	504,689	504,689	(c)

TOTAL INVESTMENTS - 100.3% (Cost - $107,881,894)			107,175,638
Liabilities in Excess of Other Assets - (0.3)%			(334,125)

TOTAL NET ASSETS - 100.0%			$106,841,513

See Notes to Schedules of Investments.

Franklin Multi-Asset Allocation Funds 2022 Quarterly Report	7

FRANKLIN MULTI-ASSET DEFENSIVE GROWTH FUND

Schedules of investments (unaudited) (cont’d)	October 31, 2022

*	Non-income producing security.

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).

(b)	Prior to October 31, 2022, known as BrandywineGLOBAL — Dynamic US Large Cap Value Fund.

(c)	Rate shown is one-day yield as of the end of the reporting period.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

8	Franklin Multi-Asset Allocation Funds 2022 Quarterly Report

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

Franklin Multi-Asset Growth Fund (“Growth Fund”), Franklin Multi-Asset Moderate Growth Fund (“Moderate Growth Fund”), Franklin Multi-Asset Conservative Growth Fund (“Conservative Growth Fund”) and Franklin Multi-Asset Defensive Growth Fund (“Defensive Growth Fund”) (the “Funds”) are separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in Legg Mason and Franklin Templeton affiliated mutual funds and exchange-traded funds (“ETFs”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”).

The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities, including ETFs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

9

Notes to Schedules of Investments (unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$638,882,372	$47,929,488	—	$686,811,860
Short-Term Investments†	6,672,238	—	—	6,672,238

Total Investments	$645,554,610	$47,929,488	—	$693,484,098

†	See Schedule of Investments for additional detailed categorizations.

Moderate Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$395,161,453	$26,121,636	—	$421,283,089
Short-Term Investments†	5,169,446	—	—	5,169,446

Total Investments	$400,330,899	$26,121,636	—	$426,452,535

† See Schedule of Investments for additional detailed categorizations.

Conservative Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$253,613,552	$12,605,092	—	$266,218,644
Short-Term Investments†	1,301,648	—	—	1,301,648

Total Investments	$254,915,200	$12,605,092	—	$267,520,292

† See Schedule of Investments for additional detailed categorizations.

10

Notes to Schedules of Investments (unaudited) (continued)

Defensive Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$103,371,925	$3,299,024	—	$106,670,949
Short-Term Investments†	504,689	—	—	504,689

Total Investments	$103,876,614	$3,299,024	—	$107,175,638

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Funds. The following Underlying Funds were considered affiliated companies for all or some portion of the period ended October 31, 2022. The following transactions were effected in such Underlying Funds for the period ended October 31, 2022.

Growth Fund	Affiliate Value at January 31, 2022	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2022
		Cost	Shares	Proceeds	Shares

Franklin Growth Fund, Class R6 Shares
	—	$50,620,000	451,471	$3,412,095	30,446	$327,905	—	—	$721,583	$47,929,488
BrandywineGLOBAL - Dynamic US Large Cap Value ETF Shares(a)
	$33,461,089	2,046,423	170,994	3,067,413	230,806	(7,413)	—	$291,423	(1,854,049)	30,586,050
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares
	102,574,326	489,999	25,271	43,483,335	2,718,764	7,786,665	—	—	(13,231,508)	46,349,482
ClearBridge Small Cap Fund, Class IS Shares
	43,128,724	1,045,000	17,032	29,755,475	495,653	(465,475)	—	—	(5,376,861)	9,041,388
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	22,867,614	1,374,403	125,266	3,184,129	235,338	(494,129)	$93,796	315,606	(1,380,560)	19,677,328
ClearBridge Aggressive Growth Fund, Class IS Shares
	19,670,754	1,540,000	10,983	11,124,525	127,289	6,366,156	—	—	(10,086,229)	—
ClearBridge Appreciation Fund, Class IS Shares
	44,869,884	69,320,000	2,470,322	6,798,065	231,711	106,935	—	—	(2,093,219)	105,298,600
ClearBridge Large Cap Growth Fund, Class IS Shares
	45,344,823	24,210,000	461,799	5,778,221	80,534	(1,223,221)	—	—	(10,227,734)	53,548,868
ClearBridge Mid Cap Fund, Class IS Shares
	32,166,971	2,412,793	60,009	16,910,879	781,565	12,100,040	—	12,794	(17,668,885)	—
ClearBridge Small Cap Growth Fund, Class IS Shares
	4,579,560	5,600,000	156,238	780,274	17,691	(95,274)	—	—	(212,231)	9,187,055
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	28,727,155	81,590,001	4,932,916	7,495,033	389,246	(610,033)	—	—	(650,224)	102,171,899
ClearBridge Global Infrastructure Income Fund, Class IS Shares
	8,543,273	49,131	3,275	7,232,658	613,073	1,456,914	49,130	—	(1,359,746)	—
ClearBridge International Growth Fund, Class IS Shares
	—	29,735,000	581,102	3,469,944	67,812	215,057	—	—	(338,771)	25,926,285
Franklin Global Market Neutral Fund, Class IS Shares
	30,816,311	194,999	19,193	24,553,402	2,497,894	1,296,598	—	—	(904,740)	5,553,168
Franklin International Equity Fund, Class IS Shares
	88,312,494	1,425,000	81,243	36,096,093	2,052,856	(5,901,093)	—	—	(10,405,222)	43,236,179
Martin Currie Emerging Markets Fund, Class IS Shares
	64,853,695	9,420,000	752,778	23,199,919	1,635,895	(3,239,918)	—	—	(17,891,770)	33,182,006
ClearBridge International Value Fund, Class IS Shares
	41,228,165	—	—	34,979,704	3,671,252	(1,804,069)	—	—	(6,248,461)	—

11

Notes to Schedules of Investments (unaudited) (continued)

Growth Fund (continued)	Affiliate Value at January 31, 2022	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2022
		Cost	Shares	Proceeds	Shares

Franklin Global Dividend Fund, Class IS Shares
	$77,770,051	$3,591,847	270,313	$9,352,744	746,560	$1,017,256	$1,466,846	—	$(7,795,358)	$64,213,796
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares
	20,677,554	244,709	25,021	21,189,939	2,050,247	(1,015,631)	244,709	—	267,676	—
Western Asset Core Bond Fund, Class IS Shares
	—	33,462,131	2,979,551	—	—	—	237,131	—	(2,951,525)	30,510,606
Western Asset Core Plus Bond Fund, Class IS Shares
	8,670,854	17,030,502	1,591,917	12,975,775	1,093,059	(2,065,774)	270,502	—	(1,471,900)	11,253,681
Western Asset High Yield Fund, Class IS Shares
	22,631,379	8,680,290	1,209,252	26,874,406	3,347,091	(3,967,106)	727,915	—	78,390	4,515,653
Western Asset Macro Opportunities Fund, Class IS Shares
	12,126,434	1,400,000	155,358	13,186,415	1,249,802	(1,987,671)	—	—	(340,019)	—
Franklin Strategic Real Return Fund, Class IS Shares
	51,525,399	—	—	7,452,874	567,190	(1,117,875)	—	—	(4,625,675)	39,446,850
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares
	7,520,589	—	—	7,986,663	771,342	(1,016,560)	—	—	466,074	—
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares
	12,339,484	69,999	6,087	6,912,844	546,877	(792,844)	—	—	(313,161)	5,183,478

	$824,406,582	$345,552,227		$367,252,824		$4,869,440	$3,090,029	$619,823	$(115,894,125)	$686,811,860

(a)	Prior to October 31, 2022, known as BrandywineGLOBAL — Dynamic US Large Cap Value Fund.

Moderate Growth Fund	Affiliate Value at January 31, 2022	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2022
		Cost	Shares	Proceeds	Shares

Franklin Growth Fund, Class R6 Shares
	—	$27,675,000	246,811	$1,944,636	17,352	$170,364	—	—	$391,272	$26,121,636
BrandywineGLOBAL - Dynamic US Large Cap Value ETF Shares(a)
	$15,403,628	3,999,303	333,056	1,709,536	128,633	(19,537)	—	$134,303	(666,762)	17,026,633
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares
	58,229,043	585,000	30,170	25,376,749	1,608,026	4,963,251	—	—	(8,092,010)	25,345,284
ClearBridge Small Cap Fund, Class IS Shares
	17,365,253	540,000	8,804	10,615,126	176,971	(140,126)	—	—	(2,153,775)	5,136,352
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	12,069,290	1,057,558	96,764	1,615,615	119,410	(235,615)	$49,844	167,714	(713,462)	10,797,771
ClearBridge Aggressive Growth Fund, Class IS Shares
	10,630,355	890,000	6,347	5,759,371	69,200	3,749,446	—	—	(5,760,984)	—
ClearBridge Appreciation Fund, Class IS Shares
	23,644,256	38,030,000	1,355,177	4,043,139	137,662	101,862	—	—	(1,050,024)	56,581,093
ClearBridge Large Cap Growth Fund, Class IS Shares
	26,533,029	11,905,000	228,093	3,326,821	46,045	(721,821)	—	—	(5,871,354)	29,239,854
ClearBridge Mid Cap Fund, Class IS Shares
	9,334,005	578,703	15,200	4,791,482	224,577	3,535,696	—	3,703	(5,121,226)	—
ClearBridge Small Cap Growth Fund, Class IS Shares
	6,258,640	1,465,000	36,726	1,759,346	39,263	(314,346)	—	—	(746,404)	5,217,890
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	15,809,004	44,740,000	2,704,218	4,574,652	239,539	(299,652)	—	—	(357,138)	55,617,214
ClearBridge Global Infrastructure Income Fund, Class IS Shares
	5,271,856	30,615	2,041	4,462,888	378,334	913,443	30,615	—	(839,583)	—
ClearBridge International Growth Fund, Class IS Shares
	—	16,625,000	322,190	2,540,317	49,231	134,683	—	—	(297,525)	13,787,158

12

Notes to Schedules of Investments (unaudited) (continued)

Moderate Growth Fund (continued)	Affiliate Value at January 31, 2022	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2022
		Cost	Shares	Proceeds	Shares

Franklin Global Market Neutral Fund, Class IS Shares
	$19,397,252	$240,000	23,622	$12,650,937	1,270,547	$509,063	—	—	$(157,517)	$6,828,798
Franklin International Equity Fund, Class IS Shares
	32,922,435	6,730,000	448,503	13,638,792	733,293	(2,688,792)	—	—	(3,623,898)	22,389,745
Martin Currie Emerging Markets Fund, Class IS Shares
	31,169,710	4,705,000	373,868	8,525,728	585,984	(1,370,729)	—	—	(9,182,400)	18,166,582
ClearBridge International Value Fund, Class IS Shares
	15,871,213	—	—	13,437,653	1,413,287	152,245	—	—	(2,433,560)	—
Franklin Global Dividend Fund, Class IS Shares
	48,335,376	1,768,846	133,064	9,519,546	794,589	1,425,454	$833,846	—	(5,430,276)	35,154,400
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares
	12,934,119	151,057	15,446	13,247,899	1,282,255	(625,648)	151,057	—	162,723	—
Western Asset Core Bond Fund, Class IS Shares
	14,789,523	24,344,753	2,150,992	1,072,531	81,718	(132,531)	459,753	—	(4,975,702)	33,086,043
Western Asset Core Plus Bond Fund, Class IS Shares
	42,530,570	11,563,165	1,094,694	31,825,724	2,856,761	(3,680,724)	693,165	—	(5,033,555)	17,234,456
Western Asset High Yield Fund, Class IS Shares
	22,140,995	5,167,883	717,083	22,819,337	2,908,908	(2,854,167)	652,551	—	(740,802)	3,748,739
Western Asset Macro Opportunities Fund, Class IS Shares
	7,558,622	805,000	89,230	8,091,137	771,416	(1,033,162)	—	—	(272,485)	—
Franklin Strategic Real Return Fund, Class IS Shares
	31,713,616	—	—	4,530,822	349,061	(620,823)	—	—	(2,903,058)	24,279,736
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares
	21,495,866	1,285,000	141,306	13,363,642	1,287,441	(1,698,642)	—	—	(281,772)	9,135,452
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares
	7,746,386	210,000	18,261	977,648	77,162	(87,647)	—	—	(590,485)	6,388,253

	$509,154,042	$205,091,883		$226,221,074		$(868,455)	$2,870,831	$305,720	$(66,741,762)	$421,283,089

(a)	Prior to October 31, 2022, known as BrandywineGLOBAL — Dynamic US Large Cap Value Fund.

Conservative Growth Fund	Affiliate Value at January 31, 2022	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2022
		Cost	Shares	Proceeds	Shares

Franklin Growth Fund, Class R6 Shares
	—	$13,640,000	121,591	$1,217,653	10,865	$117,348	—	—	$182,745	$12,605,092
BrandywineGLOBAL - Dynamic US Large Cap Value ETF Shares(a)
	$6,519,196	2,666,433	221,481	1,113,392	84,919	(8,392)	—	$56,434	(230,427)	7,841,810
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares
	18,816,799	480,000	24,755	5,807,153	343,460	782,847	—	—	(1,515,786)	11,973,860
ClearBridge Small Cap Fund, Class IS Shares
	6,375,846	260,000	4,240	3,506,010	58,220	(31,010)	—	—	(770,726)	2,359,110
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	7,069,496	515,914	46,856	2,197,620	163,370	(367,620)	$28,848	97,066	(263,868)	5,123,922
ClearBridge Aggressive Growth Fund, Class IS Shares
	4,807,429	385,000	2,746	3,936,357	31,170	351,377	—	—	(1,256,072)	—
ClearBridge Appreciation Fund, Class IS Shares
	17,262,257	13,695,000	487,328	3,272,877	115,025	192,122	—	—	(1,294,456)	26,389,924
ClearBridge Large Cap Growth Fund, Class IS Shares
	14,422,820	4,540,000	87,611	1,887,599	27,877	(307,599)	—	—	(3,181,852)	13,893,369
ClearBridge Mid Cap Fund, Class IS Shares
	4,707,755	301,854	7,928	2,005,244	113,530	2,212,375	—	1,854	(3,004,365)	—

13

Notes to Schedules of Investments (unaudited) (continued)

Conservative Growth Fund (continued)	Affiliate Value at January 31, 2022	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2022
		Cost	Shares	Proceeds	Shares

ClearBridge Small Cap Growth Fund, Class IS Shares
	$3,982,023	$905,000	22,990	$1,551,899	48,706	$223,100	—	—	$(936,945)	$2,398,179
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	10,665,715	18,810,000	1,136,351	2,895,150	150,080	(170,150)	—	—	(586,247)	25,994,318
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares
	8,290,381	96,243	9,841	8,497,390	821,827	(405,142)	$96,243	—	110,766	—
Western Asset Core Bond Fund, Class IS Shares
	34,775,531	14,789,000	1,299,170	1,066,447	80,908	(151,447)	744,000	—	(8,049,675)	40,448,409
Western Asset Core Plus Bond Fund, Class IS Shares
	50,696,904	6,371,258	607,823	29,185,906	2,689,371	(2,750,906)	816,258	—	(7,168,520)	20,713,736
Western Asset High Yield Fund, Class IS Shares
	18,135,664	3,306,488	459,835	16,457,008	2,078,567	(2,221,134)	550,542	—	(736,705)	4,248,439
Western Asset Macro Opportunities Fund, Class IS Shares
	4,853,492	455,000	50,538	5,090,140	488,579	(619,743)	—	—	(218,352)	—
ClearBridge Global Infrastructure Income Fund, Class IS Shares
	3,351,758	19,090	1,273	2,831,286	240,513	592,467	19,090	—	(539,562)	—
ClearBridge International Growth Fund, Class IS Shares
	—	7,835,000	151,841	1,723,955	33,410	86,045	—	—	(129,090)	5,981,955
Franklin Global Market Neutral Fund, Class IS Shares
	12,302,337	250,000	24,606	4,231,150	404,121	(26,150)	—	—	386,330	8,707,517
Franklin International Equity Fund, Class IS Shares
	2,463,433	12,230,000	830,438	5,472,816	330,009	(587,816)	—	—	(277,477)	8,943,140
Martin Currie Emerging Markets Fund, Class IS Shares
	11,661,143	1,735,000	144,889	720,684	41,762	(210,684)	—	—	(3,972,065)	8,703,394
ClearBridge International Value Fund, Class IS Shares
	2,492,123	600,000	52,910	3,068,275	274,826	(415,331)	—	—	(23,848)	—
Franklin Global Dividend Fund, Class IS Shares
	30,658,638	756,114	56,697	10,423,860	895,882	1,796,140	441,113	—	(4,151,635)	16,839,257
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares
	24,503,318	990,000	109,010	3,984,490	382,391	(479,490)	—	—	(2,179,524)	19,329,304
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares
	4,965,551	4,290,000	384,439	743,887	58,700	(63,887)	—	—	(356,443)	8,155,221
Franklin Strategic Real Return Fund, Class IS Shares
	20,190,095	170,000	15,947	2,946,318	226,989	(391,318)	—	—	(1,845,089)	15,568,688

	$323,969,704	$110,092,394		$125,834,566		$(2,853,998)	$2,696,094	$155,354	$(42,008,888)	$266,218,644

(a)	Prior to October 31, 2022, known as BrandywineGLOBAL — Dynamic US Large Cap Value Fund.

Defensive Growth Fund	Affiliate Value at January 31, 2022	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2022
		Cost	Shares	Proceeds	Shares

BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares
	$3,384,818	$39,658	4,055	$3,468,906	335,575	$(165,946)	$39,658	—	$44,430	—
Western Asset Core Bond Fund, Class IS Shares
	27,996,215	3,469,650	303,395	1,850,935	136,649	(315,935)	514,650	—	(5,387,326)	$24,227,604
Western Asset Core Plus Bond Fund, Class IS Shares
	30,610,558	2,109,213	205,105	15,170,372	1,480,155	(615,372)	484,213	—	(5,206,895)	12,342,504
Western Asset High Yield Fund, Class IS Shares
	9,062,114	1,255,101	174,037	6,944,139	929,310	(563,651)	279,613	—	(892,795)	2,480,281
Western Asset Macro Opportunities Fund, Class IS Shares
	1,975,720	180,000	20,000	2,077,579	198,314	(262,659)	—	—	(78,141)	—

14

Notes to Schedules of Investments (unaudited) (continued)

Defensive Growth Fund (continued)	Affiliate Value at January 31, 2022	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2022
		Cost	Shares	Proceeds	Shares

Franklin Growth Fund, Class R6 Shares
	—	$3,720,000	33,146	$469,180	4,166	$35,820		—	—	$48,204	$3,299,024
BrandywineGLOBAL - Dynamic US Large Cap Value ETF Shares(a)
	$1,332,193	1,141,452	94,982	373,460	29,588	(3,460)		—	$11,452	(21,523)	2,078,662
Brandywine GLOBAL - Diversified US Large Cap Value Fund, Class IS Shares
	1,362,804	2,125,000	114,460	423,223	22,403	6,778		—	—	81,245	3,145,826
ClearBridge Small Cap Fund, Class IS Shares
	—	665,000	10,436	—	—	—		—	—	(28,945)	636,055
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	1,512,543	151,620	14,072	208,224	15,390	(28,224	) $	6,099	20,521	(85,062)	1,370,877
ClearBridge Appreciation Fund, Class IS Shares
	6,462,366	1,805,000	64,129	1,062,160	36,217	7,840		—	—	(544,875)	6,660,331
ClearBridge Large Cap Growth Fund, Class IS Shares
	3,605,474	1,610,000	31,088	606,551	9,641	(61,551)		—	—	(803,480)	3,805,443
ClearBridge Small Cap Growth Fund, Class IS Shares
	1,126,116	205,000	5,784	585,428	16,180	(428)		—	—	(186,922)	558,766
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	4,422,045	3,535,000	213,384	943,742	47,345	(93,743)		—	—	(374,516)	6,638,787
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares
	10,632,076	4,680,000	518,034	824,358	78,155	(99,359)		—	—	(1,280,810)	13,206,908
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares
	2,026,695	3,445,000	308,846	373,176	29,453	(33,176)		—	—	(134,208)	4,964,311
ClearBridge Global Infrastructure Income Fund, Class IS Shares
	1,354,995	7,929	529	1,146,056	97,245	240,082		7,929	—	(216,868)	—
ClearBridge International Growth Fund, Class IS Shares
	—	2,020,000	39,147	769,176	14,906	35,824		—	—	(26,423)	1,224,401
Franklin Global Market Neutral Fund, Class IS Shares
	4,975,709	1,120,000	108,833	1,013,328	96,784	(3,327)		—	—	200,790	5,283,171
Franklin International Equity Fund, Class IS Shares
	188,259	2,465,000	168,836	1,055,757	70,515	(15,757)		—	—	(77,169)	1,520,333
Martin Currie Emerging Markets Fund, Class IS Shares
	1,538,252	1,620,000	133,054	70,535	4,128	(20,535)		—	—	(734,506)	2,353,211
ClearBridge International Value Fund, Class IS Shares
	194,147	—	—	183,398	17,288	(17,219)		—	—	(10,749)	—
Franklin Global Dividend Fund, Class IS Shares
	9,915,328	219,746	16,437	4,118,755	356,422	726,245		129,746	—	(1,462,596)	4,553,723
Franklin Strategic Real Return Fund, Class IS Shares
	8,416,149	—	—	1,362,239	104,957	(187,240)		—	—	(733,179)	6,320,731

	$132,094,576	$37,589,369		$45,100,677		$(1,434,993)		$1,461,908	$31,973	$(17,912,319)	$106,670,949

(a)	Prior to October 31, 2022, known as BrandywineGLOBAL — Dynamic US Large Cap Value Fund.

15